MAY 29, 2024
SUPPLEMENT TO THE FOLLOWING:
HARTFORD EXCHANGE-TRADED FUNDS
STATEMENT OF ADDITIONAL INFORMATION
(HARTFORD QUALITY VALUE ETF)
DATED FEBRUARY 2, 2024
This Supplement contains new and additional information regarding Hartford Quality Value ETF (the “Fund”) and should be read in connection with your Statement of Additional Information (“SAI”).
Effective June 1, 2024, the Fund’s fiscal year end will change from October 31 to July 31.
This Supplement should be retained with your SAI for future reference.
May 2024